Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement Of Income And Comprehensive Income [Abstract]
Net earnings (loss)	$ 299,028	$ 121,305	$ (83,400)
Other comprehensive income:
Amounts reclassified to net earnings (loss) during the period relating to cash flow hedging instruments	6,212	9,146	12,175
Comprehensive income (loss)	$ 305,240	$ 130,451	$ (71,225)